Goodwill	6 Months Ended
Jun. 30, 2016
Goodwill
18 Goodwill
Goodwill
2Q16	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	603	1,523	2,258	3,172	1,011	12	8,579
Foreign currency translation impact	6	17	19	6	9	0	57
Balance at end of period	609	1,540	2,277	3,178	1,020	12	8,636
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	609	1,540	1,505	459	632	0	4,745
6M16	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,573	2,294	3,183	1,027	12	8,699
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	(5)	(28)	(16)	(5)	(7)	0	(61)
Other	(1)	(5)	(1)	0	0	0	(7)
Balance at end of period	609	1,540	2,277	3,178	1,020	12	8,636
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	609	1,540	1,505	459	632	0	4,745
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. As of June 30, 2016, the Group’s market capitalization was below book value.
On March 23, 2016, the Group announced a number of strategy measures affecting its Global Markets and Strategic Resolution Unit segments, including business exits and other business reductions in Global Markets. During 2Q16, these strategy measures were implemented together with additional actions that also impacted the Group’s other business segments. The Group determined that these changes constituted triggering events. The Group’s reporting units were not changed as a result of this announcement and remain defined as follows: Swiss Universal Bank – Private Banking, Swiss Universal Bank – Corporate & Institutional Banking, International Wealth Management – Private Banking, International Wealth Management – Asset Management, Asia Pacific – Private Banking, Asia Pacific – Investment Banking, Global Markets, Investment Banking & Capital Markets and the Strategic Resolution Unit.
The carrying value of each reporting unit for purposes of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which are determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its updated five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Goodwill is tested for impairment before and immediately after a reorganization or restructuring of reporting units. As a result, the goodwill impairment test was performed as of March 31, 2016 under the old business structure and then again under the modified structure according to the announcement on March 23, 2016. The goodwill impairment analysis performed as of June 30, 2016 considered the impact from the additional actions in 2Q16 and the Group concluded that the estimated fair value for all of its reporting units with goodwill substantially exceeded their related carrying values and that no impairment was necessary.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Global Markets reporting unit as of March 31, 2016. The valuations were also performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a significant margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.